Schedule of Investments - September 30, 2023
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United Kingdom	20.57%
Netherlands	18.18%
France	17.46%
Canada	9.99%
United States	6.57%
Germany	6.34%
Japan	4.81%
Sweden	4.63%
Italy	3.15%
Korea	2.92%
Australia	1.90%
Switzerland	0.83%
Taiwan	0.80%
Luxembourg	0.78%
Finland	0.50%
Short-term securities and other assets in excess of liabilities	0.57%
* Based on country of risk.

		Shares
COMMON STOCKS - 99.43%		Held	Value
COMMUNICATION SERVICES - 4.44%
Media - 2.92%
RTL Group SA (v)		770	$26,404
WPP PLC (v)		8,100	72,166
			98,570
Wireless Telecommunication Services - 1.52%
Vodafone Group PLC (v)		54,546	51,132
TOTAL COMMUNICATION SERVICES			149,702

CONSUMER DISCRETIONARY - 6.73%
Automobile Components - 2.74%
Magna International, Inc.		1,722	92,316

Automobiles - 1.06%
Bayerische Motoren Werke AG (v)		386	35,929

Hotels, Restaurants & Leisure - 2.93%
Accor SA (v)		2,940	98,885
TOTAL CONSUMER DISCRETIONARY			227,130

CONSUMER STAPLES - 9.53%
Beverages - 4.79%
Britvic PLC (v)		2,800	29,667
Coca-Cola Europacific Partners PLC		570	35,614
Heineken Holding NV (v)		1,277	96,236
			161,517
Consumer Staples Distribution & Retail - 0.57%
Tesco PLC (v)		5,938	19,100

Food Products - 0.89%
JDE Peet’s NV		1,070	29,888

Household Products - 2.35%
Henkel AG & Company KGaA (v)		1,260	79,445

Personal Care Products - 0.93%
Unilever PLC (v)		638	31,560
TOTAL CONSUMER STAPLES			321,510

ENERGY - 16.49%
Energy Equipment & Services - 1.26%
Subsea 7 SA (v)		3,100	42,593

Oil, Gas & Consumable Fuels - 15.23%
Baytex Energy Corp.		8,800	38,809
Cenovus Energy, Inc.		4,170	86,823
Kosmos Energy Ltd. (a)		13,218	108,123
Parkland Corp. (Acquired 01/30/2023, Cost $27,751) (m)		1,180	34,516
Shell PLC (v)		3,927	126,421
Suncor Energy, Inc.		2,460	84,599
TotalEnergies SE (v)		525	34,518
			513,809
TOTAL ENERGY			556,402

FINANCIALS - 25.36%
Banks - 18.56%
ABN AMRO Bank NV (r) (v)		3,500	49,464
Barclays PLC (v)		23,317	44,942
BNP Paribas SA (v)		1,644	104,536
ING Groep NV (v)		7,407	97,626
Lloyds Banking Group PLC (v)		197,800	106,297
NatWest Group PLC (v)		11,714	33,509
Societe Generale SA (v)		3,441	83,264
UniCredit SpA (v)		4,460	106,266
			625,904
Capital Markets - 2.46%
Rothschild & Company (v)		2,050	83,059

Insurance - 4.34%
Enstar Group Ltd. (a)		69	16,698
Tokio Marine Holdings, Inc. (v)		4,400	101,876
Zurich Insurance Group AG (v)		61	27,911
			146,485
TOTAL FINANCIALS			855,448

HEALTH CARE - 4.47%
Health Care Equipment & Supplies - 3.48%
Koninklijke Philips NV (a) (v)		2,692	53,711
Medtronic PLC		810	63,472
			117,183
Pharmaceuticals - 0.99%
Euroapi SA (a) (v)		5	63
GSK PLC (v)		1,847	33,419
			33,482
TOTAL HEALTH CARE			150,665

INDUSTRIALS - 18.99%
Aerospace & Defense - 8.45%
Airbus SE (v)		805	107,748
Babcock International Group PLC (a) (v)		19,800	99,514
BAE Systems PLC (v)		2,775	33,722
Safran SA (v)		280	43,879
			284,863
Air Freight & Logistics - 2.14%
International Distributions Services PLC (a) (v)		22,729	72,193

Industrial Conglomerates - 2.92%
Siemens AG (v)		690	98,607

Machinery - 0.64%
CNH Industrial NV		1,793	21,695

Passenger Airlines - 1.89%
Qantas Airways Ltd. (a) (v)		19,300	63,892

Professional Services - 2.95%
Randstad NV (v)		1,800	99,443
TOTAL INDUSTRIALS			640,693

INFORMATION TECHNOLOGY - 9.83%
Communications Equipment - 5.13%
Nokia Oyj (v)		4,500	16,920
Telefonaktiebolaget LM Ericsson (v)		32,044	156,111
			173,031
IT Services - 0.98%
Capgemini SE (v)		190	33,154

Semiconductors & Semiconductor Equipment - 0.80%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		310	26,939

Technology Hardware, Storage & Peripherals - 2.92%
Samsung Electronics Company Ltd. (v)		1,950	98,581
TOTAL INFORMATION TECHNOLOGY			331,705

MATERIALS - 3.59%
Chemicals - 3.59%
Akzo Nobel NV (v)		840	60,563
Fuso Chemical Company Ltd. (v)		2,300	60,351
TOTAL MATERIALS			120,914

Total common stocks (Cost $3,082,478)			3,354,169

Total long-term investments (Cost $3,082,478)			3,354,169
		Principal
SHORT-TERM INVESTMENTS - 0.11%		Amount
Time Deposits - 0.11%
Citigroup Inc., 4.68%, 10/02/2023*		$3,700	3,700
Total short-term investments (Cost $3,700)			3,700

Total investments - 99.54% (Cost $3,086,178)			3,357,869

Other assets in excess of liabilities - 0.46%			15,378

Net assets - 100.00%			$3,373,247

(a)	- Non-income producing security.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $34,516, which represented 1.02% of net assets.

(r)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $49,464, which represented 1.47% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $2,714,677, which represented 80.48% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market
Common Stocks	$639,492
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	149,702
Consumer Discretionary	134,814
Consumer Staples	256,008
Energy	203,532
Financials	838,750
Health Care	87,193
Industrials	618,998
Information Technology	304,766
Materials	120,914
Time Deposits	3,700
Level 3 --- Significant unobservable inputs	-

Total Investments	$3,357,869